SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

Common Stocks - 99.8%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc. (1)	1,478	$110,274
The Trade Desk, Inc. - Class A (1)(2)	4,006	208,512
		318,786
Aerospace & Defense - 1.3%
General Dynamics Corp.	1,768	397,641
L3Harris Technologies, Inc.	1,370	330,033
Lockheed Martin Corp.	1,707	751,268
Northrop Grumman Corp.	943	441,296
Raytheon Technologies Corp.	16,158	1,536,949
Teledyne Technologies, Inc. (1)(2)	614	248,762
The Boeing Co. (2)	6,655	874,467
TransDigm Group, Inc. (2)	410	248,201
		4,828,617
Agriculture - 0.7%
Altria Group, Inc.	16,851	911,471
Archer-Daniels-Midland Co.	5,259	477,622
Philip Morris International, Inc.	10,537	1,119,556
		2,508,649
Airlines - 0.4%
Delta Air Lines, Inc. (2)	18,542	773,016
Southwest Airlines Co. (2)	8,255	378,574
United Airlines Holdings, Inc. (2)	4,063	193,521
		1,345,111
Apparel - 0.5%
Nike, Inc. - Class B	11,436	1,359,169
VF Corp. (1)	6,951	350,747
		1,709,916
Auto Manufacturers - 5.8%
Cummins, Inc.	1,049	219,367
Ford Motor Co.	85,455	1,169,024
General Motors Co. (2)	9,686	374,655
PACCAR, Inc.	2,882	250,273
Stellantis NV (1)	95,914	1,448,301
Tesla, Inc. (2)	24,221	18,365,816
		21,827,436
Banks - 3.3%
Bank of America Corp.	52,855	1,966,206
Citigroup, Inc.	11,721	626,019
Citizens Financial Group, Inc.	3,440	142,347
Fifth Third Bancorp	4,717	185,991
First Republic Bank	1,393	215,957
Huntington Bancshares, Inc. (1)	12,582	174,638
JPMorgan Chase & Co.	18,764	2,481,164
KeyCorp (1)	6,368	127,105
M&T Bank Corp.	1,149	206,785
Morgan Stanley	13,114	1,129,640
Northern Trust Corp.	1,398	156,226
Regions Financial Corp.	6,322	139,653
State Street Corp.	2,426	175,861
SVB Financial Group (2)	601	293,631
The Bank of New York Mellon Corp.	5,019	233,936
The Goldman Sachs Group, Inc.	2,712	886,417
The PNC Financial Services Group, Inc.	3,002	526,581
Truist Financial Corp.	8,408	418,214
U.S. Bancorp	9,675	513,452
Wells Fargo & Co.	40,600	1,858,262
		12,458,085
Beverages - 1.4%
Brown-Forman Corp. - Class B	2,152	142,290
Constellation Brands, Inc. - Class A	3,244	796,305
Keurig Dr Pepper, Inc.	10,113	351,326
Monster Beverage Corp. (2)	3,821	340,527
PepsiCo, Inc.	9,862	1,654,350
The Coca-Cola Co.	32,073	2,032,787
		5,317,585
Biotechnology - 2.3%
Alnylam Pharmaceuticals, Inc. (2)	1,750	220,150
Amgen, Inc.	3,968	1,018,744
Biogen, Inc. (2)	897	179,400
BioMarin Pharmaceutical, Inc. (2)	2,193	164,760
Bio-Rad Laboratories, Inc. - Class A (2)	168	90,349
Corteva, Inc.	5,678	355,556
Gilead Sciences, Inc.	29,823	1,934,022
Horizon Therapeutics PLC (2)	3,708	332,571
Illumina, Inc. (2)	1,512	362,094
Incyte Corp. (2)	2,026	153,753
Moderna, Inc. (2)	14,368	2,088,101
Regeneron Pharmaceuticals, Inc. (2)	1,718	1,142,023
Seagen, Inc. (2)	1,096	148,705
Vertex Pharmaceuticals, Inc. (2)	2,153	578,404
		8,768,632
Building Materials - 0.3%
Carrier Global Corp.	6,786	266,758
Johnson Controls International PLC	6,548	356,932
Martin Marietta Materials, Inc.	443	150,345
Masco Corp. (1)	1,942	110,092
Vulcan Materials Co.	958	157,945
		1,042,072
Chemicals - 1.4%
Air Products and Chemicals, Inc.	1,696	417,487
Albemarle Corp.	1,960	510,423
Celanese Corp.	946	148,068
CF Industries Holdings, Inc.	3,737	369,104
Dow, Inc. (1)	9,142	621,473
DuPont de Nemours, Inc.	3,424	232,319
Eastman Chemical Co. (1)	1,155	127,235
Ecolab, Inc.	2,110	345,850
FMC Corp. (1)	936	114,735
International Flavors & Fragrances, Inc.	6,666	881,045
LyondellBasell Industries NV	4,568	521,894
PPG Industries, Inc.	1,792	226,670
The Mosaic Co.	5,691	356,541
The Sherwin-Williams Co.	1,624	435,297
		5,308,141
Commercial Services - 1.6%
Automatic Data Processing, Inc.	2,832	631,366
Block, Inc. - Class A (2)	12,710	1,112,252
Booz Allen Hamilton Holding Corp.	858	73,668
Cintas Corp.	712	283,611
CoStar Group, Inc. (2)	2,792	170,144
Equifax, Inc. (1)	989	200,352
FleetCor Technologies, Inc. (2)	597	148,539
Gartner, Inc. (2)	716	187,878
Global Payments, Inc.	3,217	421,556
MarketAxess Holdings, Inc.	223	62,815
Moody’s Corp.	1,375	414,659
PayPal Holdings, Inc. (2)	9,117	776,859
Rollins, Inc. (1)	3,478	123,330
S&P Global, Inc. (1)	2,841	992,873
TransUnion (1)	1,665	144,539
United Rentals, Inc. (2)	611	182,188
Verisk Analytics, Inc. (1)	1,230	215,152
		6,141,781
Computers - 6.8%
Accenture PLC - Class A	4,923	1,469,318
Apple, Inc.	135,573	20,178,685
Cognizant Technology Solutions Corp.	3,835	286,474
Crowdstrike Holdings, Inc. - Class A (2)	3,621	579,324
Dell Technologies, Inc. - Class C	1,940	96,884
EPAM Systems, Inc. (2)	501	169,598
Fortinet, Inc. (2)	1,662	488,861
Hewlett Packard Enterprise Co. (1)	19,317	301,345
HP, Inc. (1)	7,271	282,406
International Business Machines Corp.	6,039	838,455
Leidos Holdings, Inc.	959	100,215
NetApp, Inc.	1,668	120,013
Seagate Technology Holdings PLC	1,683	142,500
Western Digital Corp. (2)	4,600	279,174
Zscaler, Inc. (2)	1,977	302,659
		25,635,911
Cosmetics & Personal Care - 0.9%
Colgate-Palmolive Co.	5,754	453,473
The Estee Lauder Companies, Inc. (1)	2,387	607,849
The Procter & Gamble Co.	16,157	2,389,297
		3,450,619
Distribution & Wholesale - 0.2%
Copart, Inc. (2)	2,186	250,363
Fastenal Co.	3,801	203,581
LKQ Corp.	1,978	101,649
W.W. Grainger, Inc.	368	179,242
		734,835
Diversified Financial Services - 3.6%
American Express Co.	6,218	1,049,723
Ameriprise Financial, Inc.	877	242,289
Apollo Global Management, Inc. (1)	21,383	1,232,516
BlackRock, Inc.	1,167	780,816
Capital One Financial Corp.	3,264	417,335
Cboe Global Markets, Inc. (1)	712	79,965
CME Group, Inc. - Class A	2,341	465,461
Coinbase Global, Inc. - Class A (1)(2)	7,020	548,262
Discover Financial Services	2,145	243,436
Franklin Resources, Inc. (1)	5,585	151,242
Intercontinental Exchange, Inc.	5,344	547,172
Mastercard, Inc. - Class A	7,613	2,724,464
Nasdaq, Inc.	1,160	180,102
Raymond James Financial, Inc.	1,913	188,411
Synchrony Financial	3,229	119,602
T. Rowe Price Group, Inc. (1)	1,806	229,525
The Charles Schwab Corp.	23,715	1,662,421
Visa, Inc. - Class A (1)	12,774	2,710,260
		13,573,002
Electric - 2.4%
Alliant Energy Corp.	1,795	114,557
Ameren Corp. (1)	1,825	173,722
American Electric Power Co., Inc.	3,476	354,656
Avangrid, Inc. (1)	3,544	168,659
CenterPoint Energy, Inc.	5,676	181,916
CMS Energy Corp.	2,045	145,277
Consolidated Edison, Inc.	2,625	260,557
Constellation Energy Corp.	5,772	358,326
Dominion Energy, Inc.	5,716	481,401
DTE Energy Co.	1,584	210,213
Duke Energy Corp.	6,077	683,784
Edison International	3,183	222,524
Entergy Corp.	1,519	182,766
Evergy, Inc.	1,678	117,359
Eversource Energy	2,470	228,030
Exelon Corp.	7,501	368,674
FirstEnergy Corp.	4,103	176,265
NextEra Energy, Inc.	18,593	1,407,304
PG&E Corp. (2)	42,934	523,795
PPL Corp.	14,123	426,232
Public Service Enterprise Group, Inc.	5,702	390,815
Sempra Energy	2,663	436,359
The AES Corp.	9,960	219,518
The Southern Co.	8,208	621,017
WEC Energy Group, Inc.	2,280	239,560
Xcel Energy, Inc.	3,931	296,162
		8,989,448
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	1,825	221,683
Emerson Electric Co.	4,382	388,508
		610,191
Electronics - 0.6%
Agilent Technologies, Inc.	2,424	309,206
Amphenol Corp.	4,682	331,767
Fortive Corp.	2,582	159,490
Garmin Ltd.	1,410	148,924
Honeywell International, Inc.	4,260	824,821
Keysight Technologies, Inc. (2)	1,452	211,411
Mettler-Toledo International, Inc. (2)	167	214,782
		2,200,401
Energy - Alternate Sources - 0.1%
Enphase Energy, Inc. (2)	1,828	340,355

Engineering & Construction - 0.0% (3)
Jacobs Engineering Group, Inc.	1,247	174,692

Entertainment - 0.2%
Live Nation Entertainment, Inc. (1)(2)	6,049	574,957

Environmental Control - 0.2%
Republic Services, Inc.	2,231	298,597
Waste Management, Inc.	3,037	481,395
		779,992
Food - 0.9%
Campbell Soup Co.	1,700	81,447
Conagra Brands, Inc. (1)	2,965	97,519
General Mills, Inc.	3,822	266,967
Hormel Foods Corp. (1)	4,350	211,714
Kellogg Co. (1)	2,147	149,732
McCormick & Co., Inc.	1,800	166,896
Mondelez International, Inc.	8,990	571,404
Sysco Corp.	7,795	656,183
The Hershey Co.	1,001	211,922
The J.M. Smucker Co. (1)	707	88,637
The Kraft Heinz Co.	13,370	505,787
The Kroger Co. (1)	5,060	268,028
Tyson Foods, Inc. - Class A	2,226	199,472
		3,475,708
Forest Products & Paper - 0.0% (3)
International Paper Co.	2,674	129,555

Gas - 0.0% (3)
Atmos Energy Corp. (1)	1,092	127,011

Hand & Machine Tools - 0.1%
Snap-on, Inc. (1)	375	83,205
Stanley Black & Decker, Inc.	1,133	134,476
		217,681
Healthcare - Products - 3.7%
Abbott Laboratories	15,367	1,805,008
ABIOMED, Inc. (2)	378	99,679
Align Technology, Inc. (1)(2)	1,119	310,679
Baxter International, Inc.	4,053	308,231
Boston Scientific Corp. (2)	38,902	1,595,371
Danaher Corp.	7,073	1,865,999
Edwards Lifesciences Corp. (2)	5,741	578,980
Exact Sciences Corp. (2)	1,336	66,546
Hologic, Inc. (2)	1,806	135,938
IDEXX Laboratories, Inc. (2)	770	301,547
Insulet Corp. (1)(2)	1,468	313,389
Intuitive Surgical, Inc. (2)	3,807	866,625
Medtronic PLC	11,436	1,145,315
PerkinElmer, Inc. (1)	1,094	163,739
QIAGEN NV (2)	1,682	77,288
ResMed, Inc.	1,312	266,940
STERIS PLC	1,404	320,393
Stryker Corp.	3,660	858,270
Teleflex, Inc.	391	112,506
The Cooper Companies, Inc. (1)	379	132,930
Thermo Fisher Scientific, Inc.	3,140	1,782,170
Waters Corp. (2)	399	130,852
West Pharmaceutical Services, Inc.	765	237,441
Zimmer Biomet Holdings, Inc.	3,378	406,069
		13,881,905
Healthcare - Services - 1.9%
Anthem, Inc.	1,804	919,337
Catalent, Inc. (1)(2)	1,523	156,960
Centene Corp. (2)	5,448	443,685
DaVita, Inc. (2)	656	63,953
HCA Healthcare, Inc. (1)	2,618	550,827
Humana, Inc.	865	392,909
IQVIA Holdings, Inc. (2)	2,440	525,210
Laboratory Corp of America Holdings	698	172,211
Molina Healthcare, Inc. (2)	667	193,577
Quest Diagnostics, Inc.	762	107,457
UnitedHealth Group, Inc.	7,086	3,520,183
Universal Health Services, Inc. - Class B (1)	528	65,794
		7,112,103
Home Builders - 0.2%
D.R. Horton, Inc.	3,117	234,243
Lennar Corp. - Class A (1)	1,970	158,092
NVR, Inc. (2)	25	111,265
PulteGroup, Inc. (1)	1,941	87,850
		591,450
Home Furnishings - 0.0% (3)
Whirlpool Corp. (1)	359	66,142

Household Products & Wares - 0.1%
Church & Dwight Co., Inc.	1,642	147,879
Kimberly-Clark Corp. (1)	1,897	252,339
The Clorox Co.	840	122,102
		522,320
Insurance - 2.5%
Aflac, Inc.	4,240	256,817
American International Group, Inc.	6,542	383,885
Aon PLC	1,972	543,621
Arch Capital Group Ltd. (2)	2,579	122,399
Arthur J Gallagher & Co.	1,865	302,018
Berkshire Hathaway, Inc. - Class B (2)	9,114	2,879,842
Brown & Brown, Inc.	2,390	141,894
Chubb Ltd.	3,067	648,026
Cincinnati Financial Corp.	1,391	177,853
CNA Financial Corp.	2,038	93,422
Everest Re Group Ltd.	393	111,023
Globe Life, Inc.	674	65,762
Markel Corp. (2)	131	179,395
Marsh & McLennan Companies, Inc.	3,928	628,284
MetLife, Inc.	5,423	365,456
Principal Financial Group, Inc. (1)	1,587	115,740
Prudential Financial, Inc.	9,495	1,008,844
The Allstate Corp.	1,861	254,380
The Hartford Financial Services Group, Inc.	2,269	164,525
The Progressive Corp.	3,605	430,365
The Travelers Companies, Inc.	1,606	287,538
W.R. Berkley Corp.	2,253	160,256
Willis Towers Watson PLC	764	161,258
		9,482,603
Internet - 10.5%
Airbnb, Inc. - Class A (2)	9,114	1,101,609
Alphabet, Inc. - Class A (2)	3,105	7,064,620
Alphabet, Inc. - Class C (1)(2)	3,255	7,423,939
Amazon.com, Inc. (2)	4,647	11,172,271
Booking Holdings, Inc. (2)	1,465	3,286,815
CDW Corp.	987	167,652
DoorDash, Inc. - Class A (1)(2)	4,857	373,552
eBay, Inc.	11,751	571,921
Etsy, Inc. (1)(2)	1,136	92,152
Expedia Group, Inc. - Class A (1)(2)	5,422	701,227
F5, Inc. (2)	572	93,259
GoDaddy, Inc. - Class A (2)	1,567	117,603
Lyft, Inc. - Class A (2)	5,452	96,391
Match Group, Inc. (1)(2)	3,001	236,419
Meta Platforms, Inc. - Class A (2)	17,790	3,444,856
Netflix, Inc. (2)	3,764	743,164
NortonLifeLock, Inc.	4,241	103,226
Okta, Inc. - Class A (2)	1,903	158,044
Palo Alto Networks, Inc. (1)(2)	1,548	778,304
Pinterest, Inc. - Class A (2)	6,696	131,576
Roku, Inc. - Class A (2)	2,998	284,510
Snap, Inc. - Class A (1)(2)	17,696	249,691
Twitter, Inc. (2)	14,123	559,271
Uber Technologies, Inc. (2)	23,080	535,456
VeriSign, Inc. (2)	801	139,815
		39,627,343
Iron & Steel - 0.2%
Nucor Corp. (1)	6,460	855,692

Leisure Time - 0.1%
Carnival Corp. (1)(2)	7,355	102,087
Royal Caribbean Cruises Ltd. (2)	1,852	107,546
		209,633
Lodging - 0.5%
Hilton Worldwide Holdings, Inc.	4,184	589,358
Las Vegas Sands Corp. (1)(2)	7,903	280,240
Marriott International, Inc.	5,113	877,289
MGM Resorts International	6,893	241,048
		1,987,935
Machinery - Construction & Mining - 0.3%
Caterpillar, Inc.	4,616	996,364

Machinery - Diversified - 0.6%
Deere & Co.	2,723	974,235
Dover Corp.	1,191	159,487
IDEX Corp.	562	107,651
Ingersoll Rand, Inc.	10,187	480,317
Otis Worldwide Corp.	2,950	219,480
Rockwell Automation, Inc.	1,011	215,545
Westinghouse Air Brake Technologies Corp.	1,312	123,931
Xylem, Inc.	1,199	101,016
		2,381,662
Media - 1.7%
Charter Communications, Inc. - Class A (1)(2)	1,588	805,005
Comcast Corp. - Class A	36,045	1,596,073
FactSet Research Systems, Inc.	284	108,426
Liberty Broadband Corp. - Class C (2)	3,702	463,379
Sirius XM Holdings, Inc. (1)	60,006	384,038
The Walt Disney Co. (2)	23,219	2,564,306
ViacomCBS, Inc. - Class B (1)	4,389	150,674
Warner Bros Discovery, Inc. (2)	22,828	421,177
		6,493,078
Mining - 0.5%
Freeport-McMoRan, Inc.	32,481	1,269,358
Newmont Corp.	6,758	458,530
		1,727,888
Miscellaneous Manufacturers - 0.7%
3M Co.	3,686	550,283
Eaton Corp PLC	2,967	411,226
General Electric Co.	9,623	753,385
Illinois Tool Works, Inc.	2,140	445,270
Parker-Hannifin Corp.	947	257,745
Textron, Inc.	1,471	96,041
Trane Technologies PLC	1,866	257,620
		2,771,570
Office & Business Equipment - 0.0% (3)
Zebra Technologies Corp. (2)	471	159,287

Oil & Gas - 7.5%
Chevron Corp.	35,559	6,210,735
ConocoPhillips	33,878	3,806,532
Continental Resources, Inc. (1)	9,796	666,814
Coterra Energy, Inc.	22,004	755,397
Devon Energy Corp.	15,422	1,155,108
Diamondback Energy, Inc. (1)	4,188	636,660
EOG Resources, Inc.	15,244	2,087,818
Exxon Mobil Corp.	57,973	5,565,408
Hess Corp.	7,569	931,517
Marathon Petroleum Corp.	8,951	911,122
Occidental Petroleum Corp.	13,662	946,913
Phillips 66	8,200	826,642
Pioneer Natural Resources Co. (1)	9,284	2,580,395
Valero Energy Corp.	7,195	932,472
		28,013,533
Oil & Gas Services - 0.4%
Baker Hughes Co. - Class A (1)	22,275	801,454
Halliburton Co.	7,132	288,846
Schlumberger NV	10,209	469,206
		1,559,506
Packaging & Containers - 0.1%
Ball Corp.	2,798	198,350
Packaging Corp of America	716	112,612
Westrock Co.	2,338	113,370
		424,332
Pharmaceuticals - 5.9%
AbbVie, Inc.	19,664	2,897,884
AmerisourceBergen Corp.	1,838	284,504
Becton Dickinson and Co. (1)	2,448	626,198
Bristol-Myers Squibb Co.	21,778	1,643,150
Cardinal Health, Inc.	2,497	140,631
Cigna Corp.	2,237	600,165
CVS Health Corp.	9,486	917,770
Dexcom, Inc. (2)	1,133	337,566
Elanco Animal Health, Inc. (2)	7,300	173,010
Eli Lilly & Co.	7,015	2,198,782
Johnson & Johnson	19,937	3,579,290
McKesson Corp. (1)	1,438	472,656
Merck & Co., Inc.	17,471	1,607,856
Pfizer, Inc.	106,488	5,648,124
Viatris, Inc.	22,843	280,284
Zoetis, Inc.	3,709	633,979
		22,041,849
Pipelines - 0.8%
Cheniere Energy, Inc.	4,312	589,752
Kinder Morgan, Inc.	65,354	1,286,820
ONEOK, Inc.	8,737	575,332
The Williams Companies, Inc.	18,176	673,603
		3,125,507
Private Equity - 0.6%
Blackstone, Inc. - Class A	14,588	1,718,321
KKR & Co., Inc. (1)	12,714	696,854
		2,415,175
Real Estate - 0.1%
CBRE Group, Inc. (2)	2,663	220,603

Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	1,136	188,519
American Tower Corp.	3,525	902,858
AvalonBay Communities, Inc.	964	200,474
Boston Properties, Inc.	996	110,735
Crown Castle International Corp.	3,345	634,379
Digital Realty Trust, Inc.	2,499	348,836
Duke Realty Corp.	3,027	159,916
Equinix, Inc.	693	476,153
Equity Residential	2,432	186,851
Essex Property Trust, Inc.	399	113,256
Extra Space Storage, Inc.	1,069	190,496
Healthpeak Properties, Inc.	4,786	142,096
Host Hotels & Resorts, Inc.	22,100	441,779
Invitation Homes, Inc.	5,032	189,807
Iron Mountain, Inc. (1)	2,078	112,004
Mid-America Apartment Communities, Inc.	868	157,108
Prologis, Inc.	5,794	738,619
Public Storage	1,500	495,960
Realty Income Corp. (1)	7,697	525,089
SBA Communications Corp.	1,973	664,132
Simon Property Group, Inc.	2,485	284,905
Sun Communities, Inc. (1)	1,683	276,231
UDR, Inc.	2,405	114,959
Ventas, Inc.	2,234	126,757
VICI Properties, Inc.	6,461	199,322
W.P. Carey, Inc.	1,335	112,327
Welltower, Inc.	3,142	279,921
Weyerhaeuser Co.	7,388	291,974
		8,665,463
Retail - 4.6%
Advance Auto Parts, Inc.	566	107,461
AutoZone, Inc. (2)	153	315,126
Best Buy Co., Inc. (1)	1,426	117,018
Burlington Stores, Inc. (2)	1,015	170,825
CarMax, Inc. (1)(2)	1,607	159,527
Chipotle Mexican Grill, Inc. (2)	279	391,311
Costco Wholesale Corp.	3,617	1,686,318
Darden Restaurants, Inc. (1)	2,253	281,625
Dollar General Corp.	1,512	333,154
Dollar Tree, Inc. (2)	1,546	247,870
Domino’s Pizza, Inc. (1)	258	93,698
Genuine Parts Co.	1,606	219,588
Lowe’s Companies, Inc.	4,488	876,506
McDonald’s Corp.	5,629	1,419,690
O’Reilly Automotive, Inc. (2)	551	351,081
Ross Stores, Inc.	9,964	847,139
Starbucks Corp.	15,406	1,209,371
Target Corp.	3,438	556,543
The Home Depot, Inc.	7,222	2,186,461
The TJX Companies, Inc.	33,748	2,145,360
Tractor Supply Co.	864	161,879
Ulta Beauty, Inc. (2)	747	316,056
Walgreens Boots Alliance, Inc. (1)	11,998	525,872
Walmart, Inc.	18,790	2,416,958
Yum! Brands, Inc. (1)	2,218	269,421
		17,405,858
Semiconductors - 5.9%
Advanced Micro Devices, Inc. (2)	20,856	2,124,392
Analog Devices, Inc.	7,593	1,278,661
Applied Materials, Inc.	7,844	920,023
Broadcom, Inc.	3,768	2,185,930
GLOBALFOUNDRIES, Inc. (1)(2)	12,796	763,793
Intel Corp.	25,124	1,116,008
KLA Corp.	1,442	526,114
Lam Research Corp.	1,229	639,117
Marvell Technology, Inc.	19,322	1,142,896
Microchip Technology, Inc.	7,184	521,918
Micron Technology, Inc.	12,379	914,065
NVIDIA Corp.	34,826	6,502,711
ON Semiconductor Corp. (2)	5,282	320,512
Qorvo, Inc. (2)	907	101,357
QUALCOMM, Inc.	9,921	1,420,886
Skyworks Solutions, Inc.	1,501	163,414
Teradyne, Inc.	1,154	126,086
Texas Instruments, Inc.	7,631	1,348,855
		22,116,738
Software - 9.6%
Activision Blizzard, Inc.	5,219	406,456
Adobe, Inc. (2)	3,762	1,566,798
Akamai Technologies, Inc. (2)	1,361	137,515
ANSYS, Inc. (2)	663	172,619
Autodesk, Inc. (2)	2,156	447,909
Black Knight, Inc. (2)	1,320	89,641
Broadridge Financial Solutions, Inc.	890	130,136
Cadence Design Systems, Inc. (2)	2,066	317,606
Cerner Corp.	2,094	198,616
Citrix Systems, Inc. (1)	892	89,815
Cloudflare, Inc. - Class A (2)	3,657	204,792
Datadog, Inc. - Class A (1)(2)	9,020	860,418
DocuSign, Inc. (2)	5,476	459,491
Electronic Arts, Inc.	2,954	409,572
Fidelity National Information Services, Inc.	14,025	1,465,612
Fiserv, Inc. (2)	6,753	676,516
HubSpot, Inc. (1)(2)	830	280,283
Intuit, Inc.	3,479	1,441,906
Jack Henry & Associates, Inc.	529	99,515
Microsoft Corp.	56,350	15,319,875
MongoDB, Inc. (1)(2)	890	211,064
MSCI, Inc.	715	316,280
Oracle Corp.	19,106	1,374,104
Palantir Technologies, Inc. - Class A (2)	31,225	271,033
Paychex, Inc.	2,582	319,729
Paycom Software, Inc. (2)	519	147,572
ROBLOX Corp. - Class A (1)(2)	8,614	257,903
Roper Technologies, Inc.	704	311,478
Salesforce, Inc. (2)	11,723	1,878,494
ServiceNow, Inc. (2)	4,526	2,115,769
Snowflake, Inc. (2)	5,004	638,761
Splunk, Inc. (2)	1,436	147,276
SS&C Technologies Holdings, Inc.	2,120	135,659
Synopsys, Inc. (2)	1,225	391,020
Take-Two Interactive Software, Inc. (1)(2)	846	105,352
Twilio, Inc. - Class A (2)	2,332	245,256
Tyler Technologies, Inc. (2)	380	135,212
Unity Software, Inc. (2)	3,644	145,651
Veeva Systems, Inc. - Class A (2)	1,236	210,441
VMware, Inc.	3,107	398,007
Workday, Inc. - Class A (2)	4,934	771,184
Zoom Video Communications, Inc. - Class A (2)	2,612	280,659
ZoomInfo Technologies, Inc. (1)(2)	8,556	345,577
		35,928,572
Telecommunications - 1.7%
Arista Networks, Inc. (2)	2,855	292,009
AT&T, Inc.	62,872	1,338,545
Cisco Systems, Inc.	29,133	1,312,442
Corning, Inc.	7,796	279,253
Lumen Technologies, Inc. (1)	7,594	92,950
Motorola Solutions, Inc.	1,309	287,640
T-Mobile US, Inc. (1)(2)	9,347	1,245,861
Ubiquiti, Inc. (1)	444	116,133
Verizon Communications, Inc.	30,500	1,564,345
		6,529,178
Toys, Games & Hobbies - 0.0% (3)
Hasbro, Inc.	1,154	103,572

Transportation - 1.4%
C.H. Robinson Worldwide, Inc. (1)	1,126	122,182
CSX Corp.	15,938	506,669
Expeditors International of Washington, Inc.	1,794	195,259
FedEx Corp.	2,093	470,046
J.B. Hunt Transport Services, Inc.	850	146,693
Norfolk Southern Corp.	1,905	456,552
Old Dominion Freight Line, Inc. (1)	958	247,394
Union Pacific Corp.	4,530	995,604
United Parcel Service, Inc. - Class B	11,413	2,080,019
		5,220,418
Water - 0.1%
American Water Works Co., Inc.	1,264	191,180

Total Common Stock
(Cost $369,038,588)		375,417,628

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 0.658% (4)	187,063	187,063
Total Short-Term Investments
(Cost $187,063)		187,063

Investments Purchased With Collateral from Securities Lending - 9.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.920% (5)	35,420,057	35,420,057
Total Investments Purchased With Collateral From Securities Lending
(Cost $35,420,057)		35,420,057

Total Investments in Securities - 109.3%
(Cost $404,645,708)		411,024,748
Liabilities in Excess of Other Assets - (9.3)%		(34,836,140)
Total Net Assets - 100.0%		$376,188,608

(1)
This security or a portion of this security was out on loan as of May 31, 2022. Total loaned securities had a value of $34,374,960 or 9.1% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2) Non-income producing security.
(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	The rate quoted is the annualized seven-day effective yield as of May 31, 2022.
(5)	The rate shown is as of May 31, 2022.

Summary of Fair Value Exposure at November 30, 2021 (Unaudited)

The SoFi Select 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$375,417,628	$–	$–	$375,417,628
Short-Term Investments	–	187,063	–	–	187,063
Investments Purchased With Collateral From Securities Lending (2)	35,420,057	–	–	–	35,420,057
Total Investments in Securities	$35,420,057	$375,604,691	$–	$–	$411,024,748

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.